Note 5 - Accounts Receivable (Details Textual) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 8,918,185	$ 7,109,173	$ 6,560,928
Accounts Receivable, Allowance for Credit Loss, Current		214,000	214,000
North American Credit Card Processing [Member]
Accounts Receivable, after Allowance for Credit Loss, Current, Total		300,000	400,000
Non-US [Member]
Accounts Receivable, after Allowance for Credit Loss, Current, Total		$ 6,700,000	$ 6,200,000